AXP(R) Cash
                                                                      Management
                                                                            Fund
                                                          2002 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) clock

AXP Cash Management Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.

A Cache for Cash

Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what AXP Cash Management Fund is all about.

CONTENTS

From the Chairman                                   3
Portfolio Manager Q & A                             3
Fund Facts                                          5
Financial Statements                                7
Notes to Financial Statements                      10
Investments in Securities                          15

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2 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Mary McQuillen
Mary McQuillen
Portfolio manager

Portfolio Manager Q & A

Q: How did the Fund perform over the six-month period ended January 31, 2002?

A: The Fund's yield fell during the six-month period, reflecting a substantial decline in short-term interest rates. For the period, the Fund's Class A shares returned 1.24% and its seven-day yield was 1.53%. (The yield more closely reflects the current earnings of a money market fund than does total return.) As it always has historically, the Fund maintained a $1 per share net asset value throughout the period, in accordance with its objective.

(Keep in mind that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.)

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3 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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Q: What factors affected the Fund's performance during the six-month period?

A: The biggest impact on the Fund comes directly from the Federal Reserve (the
Fed), which controls the market for short-term interest rates. During the period, the Fed continually reduced interest rates in an effort to jump-start the U.S. economy, which found itself in the throes of a mild recession. (Lower interest rates are designed to stimulate economic growth.) During that time, for example, the yield on three-month U.S. Treasury Bills declined from a level of 3.45% at the beginning of August to 1.73% at the end of the six-month period on January 31, 2002. At its meeting in late January, the Fed held firm on interest rates, indicating that it may be finished lowering rates for the time being.

Q: What changes did you make to the Fund during the period?

A: Given the expectation that interest rates were heading lower, we lengthened the Fund's average maturity during the period. Longer-term securities offered a higher interest rate and an ability to lock in those rates. That was more attractive than having to continually reinvest in shorter-term securities in a market where yields were declining. With the Fed cutting interest rates through December, this strategy remained in place throughout the period. When the Fed seemed to signal it was done cutting short-term rates in January 2002, we stopped lengthening the Fund's average maturity by the end of the period. It is also important to point out that we strive to maintain a very high level of quality in the portfolio. In fact, as the economy weakened, we eliminated some holdings issued by corporate borrowers who had seen their credit rating lowered due to difficult financial circumstances.

Q: What is your outlook for the coming months?

A: While there are signs that an economic recovery may be underway, I expect it to be a rather slow-moving rebound. Therefore, I don't look for a significant change in the interest rate environment in the near term. Farther out, if the Federal Reserve reverses its course of 2001 and begins raising short-term rates, I anticipate reducing the Fund's average maturity. The degree of that reduction depends on market conditions, but if the trend of interest rates is up, owning holdings for a shorter-term and reinvesting in securities more often at higher rates of interest will benefit shareholders. As always, I will focus on following a prudent investment approach in order to maintain the Fund's stable net asset value.

Mary McQuillen

Note to shareholders: In January 2002, Mary McQuillen succeeded Terry Seierstad as portfolio manager of AXP Cash Management Fund.

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4 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                     $1.00
July 31, 2001                                                     $1.00
Increase                                                          $  --

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                       $0.01
From long-term capital gains                                      $  --
Total distributions                                               $0.01
Total return*                                                    +1.24%
7-day yield**                                                    +1.53%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                     $1.00
July 31, 2001                                                     $1.00
Increase                                                          $  --

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                       $0.01
From long-term capital gains                                      $  --
Total distributions                                               $0.01
Total return*                                                    +0.85%
7-day yield**                                                    +0.77%

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5 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                     $1.00
July 31, 2001                                                     $1.00
Increase                                                          $  --

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                       $0.01
From long-term capital gains                                      $  --
Total distributions                                               $0.01
Total return*                                                    +0.86%
7-day yield**                                                    +0.77%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Jan. 31, 2002                                                     $1.00
July 31, 2001                                                     $1.00
Increase                                                          $  --

Distributions -- Aug. 1, 2001 - Jan. 31, 2002
From income                                                       $0.01
From long-term capital gains                                      $  --
Total distributions                                               $0.01
Total return*                                                    +1.25%
7-day yield**                                                    +1.54%

 * The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

** The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

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6 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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


Financial Statements

Statement of assets and liabilities
AXP Cash Management Fund

Jan. 31, 2002 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $6,570,981,059)                                                                  $6,570,981,059
Cash in bank on demand deposit                                                                           20,701,707
Capital shares receivable                                                                                   154,338
Accrued interest receivable                                                                               3,643,762
                                                                                                          ---------
Total assets                                                                                          6,595,480,866
                                                                                                      -------------

Liabilities
Dividends payable to shareholders                                                                         1,884,482
Capital shares payable                                                                                       96,230
Accrued investment management services fee                                                                   54,822
Accrued distribution fee                                                                                      6,718
Accrued transfer agency fee                                                                                  38,822
Accrued administrative services fee                                                                           4,143
Other accrued expenses                                                                                      859,139
                                                                                                            -------
Total liabilities                                                                                         2,944,356
                                                                                                          ---------
Net assets applicable to outstanding capital stock                                                   $6,592,536,510
                                                                                                     ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                             $   65,925,996
Additional paid-in capital                                                                            6,526,610,493
Undistributed net investment income                                                                              21
                                                                                                                 --
Total -- representing net assets applicable to outstanding capital stock                             $6,592,536,510
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $6,067,741,596
                                                            Class B                                  $  323,398,419
                                                            Class C                                  $    2,163,431
                                                            Class Y                                  $  199,233,064
Net asset value per share of outstanding capital stock:     Class A shares      6,067,570,992        $         1.00
                                                            Class B shares        323,545,478        $         1.00
                                                            Class C shares          2,163,514        $         1.00
                                                            Class Y shares        199,319,603        $         1.00
                                                                                  -----------        --------------

See accompanying notes to financial statements.

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7 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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


Statement of operations
AXP Cash Management Fund

Six months ended Jan. 31, 2002 (Unaudited)

Investment income
Income:
Interest                                                                                               $102,355,342
                                                                                                       ------------
Expenses (Note 2):
Investment management services fee                                                                       10,137,218
Distribution fee
   Class B                                                                                                1,231,182
   Class C                                                                                                    7,223
Transfer agency fee                                                                                       6,453,517
Incremental transfer agency fee
   Class A                                                                                                  532,846
   Class B                                                                                                   29,383
   Class C                                                                                                      164
Administrative services fees and expenses                                                                   812,976
Compensation of board members                                                                                20,568
Custodian fees                                                                                              186,414
Printing and postage                                                                                      1,370,620
Registration fees                                                                                           423,469
Audit fees                                                                                                   18,000
Other                                                                                                        12,237
                                                                                                             ------
Total expenses                                                                                           21,235,817
   Earnings credits on cash balances (Note 2)                                                              (319,026)
                                                                                                           --------
Total net expenses                                                                                       20,916,791
                                                                                                         ----------
Investment income (loss) -- net                                                                          81,438,551
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                   34,785
                                                                                                             ------
Net increase (decrease) in net assets resulting from operations                                        $ 81,473,336
                                                                                                       ============

See accompanying notes to financial statements.

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8 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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


Statements of changes in net assets
AXP Cash Management Fund

                                                                                Jan. 31, 2002         July 31, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                               $    81,438,551      $    328,942,921
Net realized gain (loss) on investments                                                34,785                 6,061
                                                                                       ------                 -----
Net increase (decrease) in net assets resulting from operations                    81,473,336           328,948,982
                                                                                   ----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (76,400,283)         (309,127,272)
     Class B                                                                       (2,736,541)          (11,336,961)
     Class C                                                                          (14,735)              (16,835)
     Class Y                                                                       (2,287,117)           (8,461,719)
                                                                                   ----------            ----------
Total distributions                                                               (81,438,676)         (328,942,787)
                                                                                  -----------          ------------

Capital share transactions at constant $1 net asset value
Proceeds from sales
   Class A shares                                                               7,624,977,798        16,621,476,728
   Class B shares                                                                 253,879,024           404,002,096
   Class C shares                                                                   5,540,071             1,970,087
   Class Y shares                                                                 108,610,630           324,334,535
Reinvestment of distributions at net asset value
   Class A shares                                                                  76,711,859           309,605,354
   Class B shares                                                                   2,719,072            11,198,696
   Class C shares                                                                      13,768                16,103
   Class Y shares                                                                   2,313,483             8,512,225
Payments for redemptions
   Class A shares                                                              (7,782,523,245)      (16,220,392,217)
   Class B shares (Note 2)                                                       (205,760,341)         (375,077,786)
   Class C shares (Note 2)                                                         (4,255,501)           (1,123,023)
   Class Y shares                                                                 (85,791,483)         (300,272,985)
                                                                                  -----------          ------------
Increase (decrease) in net assets from capital share transactions                  (3,564,865)          784,249,813
                                                                                   ----------           -----------
Total increase (decrease) in net assets                                            (3,530,205)          784,256,008
Net assets at beginning of period                                               6,596,066,715         5,811,810,707
                                                                                -------------         -------------
Net assets at end of period                                                   $ 6,592,536,510      $  6,596,066,715
                                                                              ===============      ================
Undistributed net investment income                                           $            21      $            146
                                                                              ---------------      ----------------

See accompanying notes to financial statements.

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9 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Cash Management Fund

(Unaudited as to Jan. 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in money market securities. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares have no sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

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10 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $24.00
o   Class B $25.00
o   Class C $24.50
o   Class Y $22.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $1,083,624 for Class B and $4,470 for Class C for the six months ended Jan. 31, 2002.

During the six months ended Jan. 31, 2002, the Fund's custodian and transfer agency fees were reduced by $319,026 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $16,973,568,454 and $16,985,112,810, respectively, for the six months ended Jan. 31, 2002. Realized gains and losses are determined on an identified cost basis.

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11 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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


4. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
Jan. 31, 2002.

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended July 31,                                     2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $1.00        $1.00        $1.00        $1.00        $1.00

Income from investment operations:

Net investment income (loss)                                        .01          .05          .05          .05          .05

Less distributions:

Dividends from net investment income                               (.01)        (.05)        (.05)        (.05)        (.05)

Net asset value, end of period                                    $1.00        $1.00        $1.00        $1.00        $1.00

Ratios/supplemental data

Net assets, end of period (in millions)                          $6,068       $6,149       $5,438       $5,032       $3,926

Ratio of expenses to average daily net assets(c)                   .59%(d)      .59%         .58%         .57%         .56%

Ratio of net investment income (loss)
to average daily net assets                                       2.43%(d)     5.18%        5.37%        4.65%        5.15%

Total return(e)                                                   1.24%        5.35%        5.55%        4.71%        5.34%


See accompanying notes to financial highlights.

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12 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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


Class B

Per share income and capital changes(a)

Fiscal period ended July 31,                                     2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $1.00        $1.00        $1.00        $1.00        $1.00

Income from investment operations:

Net investment income (loss)                                        .01          .05          .05          .04          .04

Less distributions:

Dividends from net investment income                               (.01)        (.05)        (.05)        (.04)        (.04)

Net asset value, end of period                                    $1.00        $1.00        $1.00        $1.00        $1.00

Ratios/supplemental data

Net assets, end of period (in millions)                            $323         $273         $232         $192          $98

Ratio of expenses to average daily net assets(c)                  1.34%(d)     1.34%        1.33%        1.32%        1.32%

Ratio of net investment income (loss)
to average daily net assets                                       1.66%(d)     4.37%        4.64%        3.88%        4.38%

Total return(e)                                                    .85%        4.57%        4.76%        3.94%        4.53%


Class C

Per share income and capital changes(a)

Fiscal period ended July 31,                                     2002(f)        2001       2000(b)

Net asset value, beginning of period                              $1.00        $1.00        $1.00

Income from investment operations:

Net investment income (loss)                                        .01          .05           --

Less distributions:

Dividends from net investment income                               (.01)        (.05)          --

Net asset value, end of period                                    $1.00        $1.00        $1.00

Ratios/supplemental data

Net assets, end of period (in millions)                              $2           $1          $--

Ratio of expenses to average daily net assets(c)                  1.34%(d)     1.34%        1.33%(d)

Ratio of net investment income (loss)
to average daily net assets                                       1.52%(d)     3.88%        6.10%(d)

Total return(e)                                                    .86%        4.68%         .63%


See accompanying notes to financial highlights.

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13 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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


Class Y

Per share income and capital changes(a)

Fiscal period ended July 31,                                     2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $1.00        $1.00        $1.00        $1.00        $1.00

Income from investment operations:

Net investment income (loss)                                        .01          .05          .05          .05          .05

Less distributions:

Dividends from net investment income                               (.01)        (.05)        (.05)        (.05)        (.05)

Net asset value, end of period                                    $1.00        $1.00        $1.00        $1.00        $1.00

Ratios/supplemental data

Net assets, end of period (in millions)                            $199         $174         $142         $124          $72

Ratio of expenses to average daily net assets(c)                   .57%(d)      .57%         .57%         .56%         .56%

Ratio of net investment income (loss)
to average daily net assets                                       2.43%(d)     5.18%        5.42%        4.64%        5.16%

Total return(e)                                                   1.25%        5.37%        5.56%        4.72%        5.33%


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended Jan. 31, 2002 (Unaudited).

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14 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT



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Investments in Securities

AXP Cash Management Fund

Jan. 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. government agencies (24.9%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Federal Home Loan Bank Disc Nts
         02-13-02               1.60%            $41,500,000         $41,477,867
         02-15-02               1.96              19,500,000          19,485,137
         03-08-02               3.20              30,000,000          29,906,958
         03-15-02               1.57              15,400,000          15,371,792
         05-15-02               1.74              31,100,000          30,946,064
         06-19-02               1.82              50,000,000          49,653,082

Federal Home Loan Mtge Corp Disc Nts
         02-07-02               1.94              24,000,000          23,992,240
         02-07-02               2.03              22,000,000          21,992,557
         02-14-02               1.98              30,000,000          29,978,550
         02-20-02               1.60              38,880,000          38,847,168
         02-20-02               3.37              32,300,000          32,242,636
         02-27-02               2.23              38,700,000          38,637,811
         02-28-02               3.33              35,800,000          35,710,858
         02-28-02               3.34              20,500,000          20,448,801
         03-01-02               2.34              30,000,000          29,945,517
         03-05-02               1.67              30,900,000          30,854,131
         03-07-02               1.81              26,500,000          26,454,825
         03-15-02               2.02              28,000,000          27,934,013
         03-25-02               1.58              41,600,000          41,505,060
         04-25-02               1.70              80,900,000          80,584,782
         05-23-02               1.77              25,000,000          24,864,333
         05-23-02               1.83              22,500,000          22,373,738
         05-23-02               1.91              48,000,000          47,718,800
         06-20-02               1.83              15,500,000          15,391,078
         06-21-02               1.77              25,000,000          24,828,889
         06-26-02               1.77              44,600,000          44,283,836
         07-01-02               1.79              25,500,000          25,310,875

Federal Natl Mtge Assn Disc Nts
         02-21-02               1.98              32,000,000          31,964,800
         02-21-02               3.35              19,500,000          19,463,817
         02-21-02               3.36              39,000,000          38,927,417
         03-07-02               3.36              35,000,000          34,889,264
         03-28-02               2.36              20,000,000          19,928,194
         04-10-02               1.68              35,000,000          34,889,594
         04-24-02               1.71              36,000,000          35,860,600
         05-01-02               1.73              32,500,000          32,361,401
         05-07-02               1.75              24,700,000          24,586,586
         05-16-02               1.74               5,500,000           5,472,512
         05-30-02               1.80              30,000,000          29,823,983
         06-06-02               1.77              31,000,000          30,810,556
         06-06-02               1.83              26,000,000          25,836,146
         06-07-02               1.76              22,000,000          21,865,250
         06-13-02               1.72              31,200,000          31,004,376
         06-13-02               1.74              18,000,000          17,885,820
         06-13-02               1.80              41,000,000          40,730,903
         06-20-02               1.83              31,000,000          30,782,156
         06-24-02               1.79              25,200,000          25,021,822
         06-27-02               1.85              35,500,000          35,235,091
         06-27-02               1.86              50,000,000          49,625,875
         07-03-02               1.75              46,800,000          46,456,176
         07-10-02               1.76              29,900,000          29,669,558

Student Loan Marketing Assn
         06-28-02               1.81              50,000,000          49,632,500
         06-28-02               1.82              27,000,000          26,800,448

Total U.S. government agencies
(Cost: $1,640,266,243)                                            $1,640,266,243

Certificates of deposit (12.4%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Abbey Natl Yankee
         06-14-02               1.86%            $32,000,000         $32,000,000

BNP Paribas Yankee
         02-04-02               3.37              19,500,000          19,500,000
         02-05-02               3.44              25,000,000          25,000,000
         02-12-02               3.48              20,000,000          20,000,000
         04-08-02               1.85              25,000,000          25,000,000
         04-10-02               1.84              20,000,000          20,000,000
         05-30-02               2.14              26,000,000          26,000,000
         06-07-02               1.98              30,000,000          30,000,000
         06-11-02               1.77              25,000,000          25,000,000
         06-17-02               1.70              30,000,000          30,000,000
         06-25-02               1.85              27,200,000          27,200,000
         07-09-02               1.85              22,100,000          22,100,000

Credit Agricole Indosuez Yankee
         06-10-02               1.78              30,000,000          30,000,000
         06-11-02               1.79              25,000,000          25,000,000
         06-24-02               1.76              25,000,000          25,000,000
         06-25-02               1.85              30,900,000          30,900,000
         06-27-02               1.84              22,000,000          22,000,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Dresdner Bank Yankee
         02-26-02               2.06%            $30,000,000         $30,000,000
         04-04-02               2.00              23,000,000          23,000,000
         04-11-02               1.90              25,000,000          25,000,000
         06-25-02               1.80              25,000,000          25,000,000

Toronto Dominion Bank Yankee
         05-17-02               1.81              25,000,000          25,000,000

Westdeutsche Landesbank Yankee
         02-14-02               3.45              26,400,000          26,400,000
         04-16-02               2.05              30,000,000          30,000,000
         04-26-02               2.14              26,000,000          26,000,000
         05-06-02               1.87              27,000,000          27,000,000
         05-21-02               2.10              20,000,000          20,000,000
         05-28-02               2.12              25,000,000          25,000,000
         06-12-02               1.78              25,000,000          25,000,000
         06-21-02               1.72              20,500,000          20,500,000
         06-24-02               1.78              26,800,000          26,800,000
         06-25-02               1.83              27,200,000          27,200,000

Total certificates of deposit
(Cost: $816,600,000)                                                $816,600,000

Commercial paper (62.4%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Banks and savings & loans (20.3%)
Abbey Natl North America
         03-14-02               2.24%            $30,000,000         $29,923,808
         04-18-02               2.11               7,000,000           6,968,967
         05-16-02               2.04              30,000,000          29,824,067
         05-16-02               2.07              26,000,000          25,845,271
         06-05-02               1.75              22,000,000          21,868,147
         06-14-02               1.64              26,000,000          25,843,429
         06-14-02               1.67              22,000,000          21,865,079
         06-14-02               1.86              16,000,000          15,890,644
ANZ (Delaware)
         02-11-02               1.87              25,000,000          24,987,014
Commerzbank U.S. Finance
         02-27-02               2.02              26,000,000          25,962,069
         03-13-02               1.81              20,000,000          19,959,778
         03-20-02               2.53              25,000,000          24,917,750
         03-20-02               2.73              30,000,000          29,893,467
         04-03-02               1.78              27,700,000          27,616,923
         04-08-02               1.77              24,500,000          24,420,947
         07-08-02               1.83              35,100,000          34,821,404
Credit Agricole Indosuez North America
         03-05-02               2.06              30,000,000          29,945,066
         05-29-02               2.13              26,000,000          25,820,860
Dexia Bank (Delaware)
         02-01-02               2.05              25,000,000          25,000,000
         02-01-02               2.11              27,000,000          27,000,000
         02-28-02               1.87              23,000,000          22,967,743
         04-10-02               1.71              21,600,000          21,530,640
         06-03-02               1.82              30,000,000          29,815,983
         06-04-02               1.86              19,600,000          19,476,112
         06-04-02               1.87              20,000,000          19,872,900
         06-04-02               1.94               8,100,000           8,046,587
         06-10-02               1.87              28,000,000          27,813,380
Household Bank
         02-04-02               2.12              30,000,000          29,999,999
         02-05-02               1.93              18,000,000          18,000,000
         02-06-02               1.93              15,000,000          15,000,000
         02-13-02               1.93              25,000,000          25,000,000
Nordea North America
         02-25-02               3.35              15,000,000          14,966,600
         02-28-02               2.81              30,000,000(b)       29,937,000
         03-11-02               1.85              20,000,000          19,960,944
         04-29-02               2.01              23,000,000          22,888,833
         05-02-02               1.79              25,000,000          24,888,750
         05-20-02               2.09              24,500,000          24,347,120
         06-03-02               1.86              23,000,000          22,855,803
         06-12-02               1.78              15,000,000          14,903,388
         06-12-02               1.90              19,500,000          19,365,889
         06-17-02               1.67              22,000,000          21,862,036
Societe Generale North America
         02-07-02               1.90              11,900,000          11,896,232
         02-11-02               2.26              24,900,000          24,884,368
         02-11-02               2.29              29,800,000          29,781,044
         02-13-02               3.42              20,000,000          19,977,200
         02-14-02               3.36              15,000,000          14,981,800
         03-12-02               1.84              27,000,000          26,946,180
         04-15-02               1.66              25,000,000          24,916,354
         06-06-02               1.98              29,000,000          28,801,632
         06-24-02               1.84              27,700,000          27,498,644
Westpac Capital
         02-12-02               1.88              22,500,000          22,487,075
         02-20-02               3.36              23,000,000          22,959,335
         04-15-02               2.24              15,100,000          15,031,719
         04-17-02               2.25              20,500,000          20,404,333
         05-28-02               1.87              18,000,000          17,892,120
         05-28-02               1.96              24,000,000          23,849,200
         06-05-02               1.98              25,000,000          24,830,361
         06-14-02               1.77              30,000,000          29,804,933
Total                                                              1,338,816,927

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Broker dealers (3.1%)
Bear Stearns
         02-21-02               1.80%            $20,000,000(c)      $20,000,000
Goldman Sachs Group
         02-06-02               2.45              28,000,000          27,990,471
         03-04-02               2.00              20,000,000          19,965,556
         03-21-02               1.94              27,000,000(c)       27,000,000
         04-09-02               1.86              20,000,000          19,931,139
         07-01-02               1.89              27,000,000          26,789,063
         07-02-02               1.83              17,500,000          17,366,407
         07-16-02               1.89              17,500,000          17,349,609
Morgan Stanley, Dean Witter, & Co
         02-04-02               1.84              25,000,000          24,996,167
Total                                                                201,388,412

Commercial finance (1.7%)
CAFCO
         02-19-02               1.93              28,000,000(b)       27,972,980
Ciesco LP
         02-22-02               2.05              31,000,000          30,962,930
         03-12-02               1.72              30,000,000          29,944,100
Nestle Capital
         04-24-02               2.25              20,500,000          20,395,404
Total                                                                109,275,414

Computers & office equipment (0.1%)
Electronic Data System
         02-22-02               2.03               4,200,000(b)        4,195,027

Energy (0.1%)
Chevron UK Investment
         05-07-02               1.82               8,000,000(b)        7,961,789

Financial services (24.5%)
AEGON Funding
         02-04-02               2.33              24,000,000(b)       23,995,340
         03-01-02               2.44              30,000,000(b)       29,943,066
         04-18-02               2.26              30,000,000(b)       29,857,500
Alpine Securitization
         02-01-02               1.95              11,600,000(b)       11,600,000
         03-21-02               1.80              22,000,000(b)       21,947,200
Amsterdam Funding
         04-24-02               1.81              12,200,000(b)       12,149,980
Barclays U.S. Funding
         02-14-02               1.95              32,000,000          31,977,466
Caterpillar Financial Services
         02-07-02               2.31              10,000,000           9,996,150
         03-19-02               2.04              23,000,000          22,940,341
         03-27-02               1.87              15,000,000          14,958,150
         06-10-02               1.87              27,000,000          26,820,045
Charta
         02-05-02               2.08              28,000,000(b)       27,993,529
         03-05-02               1.65              29,000,000(b)       28,957,467
         03-06-02               1.75               9,000,000(b)        8,985,563
Corporate Receivables
         02-28-02               3.31              20,000,000(b)       19,950,500
Delaware Funding
         03-28-02               1.83              30,000,000(b)       29,916,582
Edison Asset Securitization
         02-08-02               1.80              23,000,000(b)       22,991,950
         02-08-02               2.07              27,000,000(b)       26,989,133
         02-12-02               1.80              15,000,000(b)       14,991,750
Enterprise Funding
         02-07-02               1.77               9,236,000(b)        9,233,275
         02-08-02               1.77              23,000,000(b)       22,992,084
         02-21-02               1.77               6,325,000(b)        6,318,780
         03-01-02               1.74               9,018,000(b)        9,005,796
         05-20-02               1.72              10,300,000(b)       10,247,161
Falcon Asset
         02-19-02               1.66              12,000,000(b)       11,990,040
         02-22-02               1.72              23,000,000(b)       22,976,923
         02-26-02               1.67              27,000,000(b)       26,968,688
Household Finance
         05-31-02               1.78              27,000,000          26,842,028
Intl Lease Finance
         02-07-02               2.37              41,000,000          40,983,805
         02-08-02               2.45              28,000,000          27,986,661
         02-13-02               2.34              25,000,000          24,980,500
         03-11-02               2.00              23,000,000          22,951,444
         03-15-02               2.37              28,000,000          27,922,907
         04-01-02               2.46              19,000,000          18,923,710
         04-05-02               2.12              27,000,000          26,900,303
         04-23-02               2.08              26,000,000          25,878,905
Kitty Hawk Funding
         02-15-02               1.68              20,300,000(b)       20,286,737
         02-15-02               3.35              10,000,000(b)        9,986,972
         02-15-02               3.41               3,879,000(b)        3,873,856
         03-20-02               2.48              20,000,000(b)       19,935,506
Old Line Funding
         02-25-02               1.67              25,000,000(b)       24,972,167
         03-08-02               1.65               5,806,000(b)        5,796,686
         03-15-02               1.65               7,150,000(b)        7,136,236
         04-24-02               1.81              27,200,000(b)       27,088,480
Park Avenue Receivables
         02-14-02               1.70               6,339,000(b)        6,335,109
         03-19-02               1.80              27,000,000(b)       26,937,900

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Financial services (cont.)
Preferred Receivables
         02-11-02               1.75%            $22,000,000(b)      $21,989,306
         02-22-02               1.75              22,000,000(b)       21,977,542
Receivables Capital
         02-04-02               1.78              17,000,000(b)       16,997,478
         05-10-02               1.90              33,000,000(b)       32,830,214
         05-10-02               2.07              15,500,000(b)       15,413,079
Sheffield Receivables
         02-06-02               1.77              10,000,000(b)        9,997,542
         02-14-02               1.76              18,000,000(b)       17,988,560
         07-19-02               2.22              18,000,000(b)       17,815,200
Southern Co Funding
         02-12-02               1.80              21,400,000(b)       21,388,230
         02-22-02               1.75               4,000,000(b)        3,995,917
         02-25-02               1.90              25,000,000(b)       24,968,333
         03-21-02               1.79               8,700,000(b)        8,679,236
         03-21-02               1.86              20,000,000(b)       19,950,400
Three Rivers Funding
         02-20-02               1.76              17,200,000(b)       17,184,023
Tyco Capital
         02-01-02               2.35              25,000,000          25,000,000
         02-01-02               3.35              25,000,000          25,000,000
         03-04-02               2.05              22,000,000          21,961,164
         05-08-02               1.81              30,000,000          29,856,000
Variable Funding Capital
         02-19-02               2.58              30,000,000(b)       29,961,299
Verizon Global Funding
         03-14-02               2.47              18,000,000(b)       17,949,570
         04-02-02               2.48              15,000,000(b)       14,938,250
         04-02-02               2.49              10,000,000(b)        9,958,667
         04-03-02               2.50              20,000,000(b)       19,915,617
         06-26-02               2.18              29,950,000(b)       29,689,435
         06-26-02               2.25              27,000,000(b)       26,757,488
Verizon Network Funding
         02-15-02               2.48              25,000,000          24,975,889
         02-27-02               2.11              17,865,000          17,837,776
         06-18-02               1.86              28,000,000          27,802,872
         06-18-02               2.00              19,000,000          18,856,835
         06-28-02               1.88              29,000,000          28,778,561
Windmill Funding
         02-06-02               1.89              18,000,000(b)       17,995,275
         02-15-02               1.68              20,000,000(b)       19,986,933
         03-20-02               1.75              27,000,000(b)       26,938,313
Total                                                              1,617,749,375

Household products (1.0%)
Gillette
         04-09-02               2.23              15,000,000(b)       14,938,025
         04-22-02               2.19              25,000,000(b)       24,878,888
         05-13-02               1.81              11,300,000(b)       11,242,935
Procter & Gamble
         02-26-02               1.70              17,000,000(b)       16,979,931
Total                                                                 68,039,779

Insurance (1.4%)
American General
         02-22-02               3.34              40,800,000          40,720,746
American General Finance
         02-11-02               2.75              24,100,000(b)       24,081,590
         02-19-02               3.39              30,000,000          29,949,300
Total                                                                 94,751,636

Media (0.2%)
Scripps (EW)
         02-05-02               2.36              14,000,000(b)       13,996,329

Miscellaneous (1.1%)
Barton Capital
         02-05-02               1.73              25,000,000(b)       24,995,194
         02-06-02               1.78              23,000,000(b)       22,994,314
CXC
         05-14-02               2.01              27,000,000(b)       26,847,000
Total                                                                 74,836,508

Multi-industry conglomerates (2.6%)
GE Capital Intl Funding
         02-06-02               2.04              23,000,000(b)       22,993,483
         02-12-02               2.15              30,000,000(b)       29,980,291
         03-06-02               2.33              28,000,000(b)       27,940,197
         04-05-02               1.74              27,000,000(b)       26,918,258
General Electric Capital
         05-07-02               2.09              15,000,000          14,917,667
         07-09-02               1.82              27,000,000          26,785,515
General Electric Capital Services
         02-26-02               3.36              25,000,000          24,941,840
Total                                                                174,477,251

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Utilities -- electric (4.6%)
Natl Rural Utilities
         02-27-02               1.75%            $20,000,000         $19,974,722
         03-04-02               1.71              25,000,000          24,963,188
         03-04-02               1.80              27,000,000          26,958,150
         03-06-02               1.75              25,200,000          25,159,575
         03-08-02               1.86              14,000,000          13,974,683
         03-11-02               1.81              17,000,000          16,967,521
         03-12-02               1.83              22,500,000          22,455,394
UBS Finance (Delaware)
         02-25-02               3.35              14,700,000          14,667,268
         02-27-02               3.35              23,000,000          22,944,519
         06-03-02               2.01              31,000,000          30,789,889
         06-06-02               1.79              30,000,000          29,814,583
         06-13-02               1.85              56,000,000          55,622,186
Total                                                                304,291,678

Utilities -- telephone (1.6%)
BellSouth
         02-08-02               2.24              17,300,000(b)       17,292,465
SBC Communications
         05-03-02               2.00              26,000,000(b)       25,869,213
         05-03-02               2.09              31,500,000(b)       31,334,380
         05-06-02               2.07              30,000,000(b)       29,838,633
Total                                                                104,334,691

Total commercial paper
(Cost: $4,114,114,816)                                            $4,114,114,816

Total investments in securities
(Cost: $6,570,981,059)(d)                                         $6,570,981,059

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2002.

(d) Also represents the cost of securities for federal income tax purposes at Jan. 31, 2002.

--------------------------------------------------------------------------------
19 AXP CASH MANAGEMENT FUND -- SEMIANNUAL REPORT

AXP Cash Management Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: IDSXX    Class B: ACBXX
Class C: N/A      Class Y: IDYXX

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6322 R (4/02)